Equity - Additional information (Details)																		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 25, 2022 $ / shares	Nov. 04, 2021 $ / shares	Aug. 10, 2021 $ / shares	May 20, 2021 $ / shares	May 04, 2021 $ / shares	Apr. 01, 2021 shares installment	Feb. 01, 2021 $ / shares	Oct. 26, 2020 USD ($) vessel contract	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Dec. 07, 2018 USD ($) contract	Jun. 29, 2018 USD ($)	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Apr. 20, 2018 USD ($) vessel contract	Mar. 31, 2020	Dec. 31, 2020 USD ($) installment contract shares	Dec. 31, 2021 USD ($) shares vote_per_share installment	Dec. 31, 2020 USD ($) shares installment	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 11, 2020 USD ($)	Sep. 07, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																				201,677,981	201,677,981	201,677,981	215,078,497	218,786,812
Authorised shares not yet issued, amount																				$ 83,898,616	$ 83,898,616	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares																				77,189,888	77,189,888	77,189,888	77,189,888
Vote per ordinary share | vote_per_share																					1
Change recognized in OCI																					$ 1,900,000
Dividend payables (in dollars per share) | $ / shares		$ 0.03	$ 0.03	$ 1.40	$ 0.03		$ 0.03
Percentage of net income paid to shareholders through dividends																					80.00%
Dividends paid, ordinary shares																					$ 24,200,000	$ 352,000,000
Vesting period																						5 years
Number of options granted (in shares) | shares																					0	0
Number of installments | installment										3
Restricted stock units
Disclosure of classes of share capital [line items]
Vesting period									3 years	3 years
Number of installments | installment									3
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares																	236,590
Long term incentive plan 2015 | Stock Option
Disclosure of classes of share capital [line items]
Annual vesting percentage																	40.00%
Vesting period																	3 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	60.00%
Equity instruments granted (in shares) | shares																	65,433
Long term incentive plan 2015 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2015 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2015 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																54,616
Long term incentive plan 2016 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Vesting period																					2 years
Long term incentive plan 2016 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Vesting period																					3 years
Long term incentive plan 2016 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Vesting period																					4 years
Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares															66,449
Long term incentive plan 2017 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2017 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2017 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares														154,432
Long term incentive plan 2018 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2018 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2018 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2019 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage										100.00%
Vesting period										3 years											3 years
Equity instruments granted (in shares) | shares										152,346												152,346
Number of installments | installment										3
Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares											1,200,000										704,000
Long term incentive plan 2019 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																			12.00%		33.33%		12.00%
Long term incentive plan 2019 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%		19.00%
Long term incentive plan 2019 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%		25.00%
Long term incentive plan 2020
Disclosure of classes of share capital [line items]
Number of installments | installment																				3		3
Long term incentive plan 2020 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage									100.00%
Vesting period									3 years												3 years
Equity instruments granted (in shares) | shares									144,392
Number of installments | installment									3
Long term incentive plan 2020 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2020 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long term incentive plan 2020 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long Term Incentive Plan 2021
Disclosure of classes of share capital [line items]
Number of installments | installment																					3
Long Term Incentive Plan 2021 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage						100.00%
Vesting period						3 years
Equity instruments granted (in shares) | shares						193,387
Number of installments | installment						3
Long Term Incentive Plan 2021 | Phantom Stock Units | Second anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long Term Incentive Plan 2021 | Phantom Stock Units | Third anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Long Term Incentive Plan 2021 | Phantom Stock Units | Fourth anniversary
Disclosure of classes of share capital [line items]
Annual vesting percentage																					33.33%
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend payables (in dollars per share) | $ / shares	$ 0.09
Percentage of net income paid to shareholders through dividends	80.00%
Cap Corpus Christi And Cap Port Arthur
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel								2
Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel																		2
Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional Value																					$ 237,200,000
Derivative notional amount																					567,500,000
Financial instruments designated as hedging instruments, at fair value																					5,000,000
Change recognized in OCI																					4,700,000
Interest rate swap contract | Cap Corpus Christi And Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value								$ 70,100,000													66,800,000
Financial instruments designated as hedging instruments, at fair value																					1,400,000
Change recognized in OCI																					1,600,000
Number of interest rate swaps entered into | contract								2
Interest rate swap contract | Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value																		$ 86,800,000			63,500,000
Financial instruments designated as hedging instruments, at fair value																					(3,000,000.0)
Change recognized in OCI																					3,000,000
Number of interest rate swaps entered into | contract																		2
Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Notional Value																					39,500,000
Derivative notional amount													$ 208,800,000											$ 208,800,000
Percent ownership in derivative													50.00%											50.00%
Remaining maturity																								1 year
Financial instruments designated as hedging instruments, at fair value																					$ (500,000)
Financial instruments designated as hedging instruments, at fair value, percent																					100.00%
Interest rate swap contract | Joint ventures | Minimum
Disclosure of classes of share capital [line items]
Remaining maturity																					6 months
Interest rate swap contract | Joint ventures | Maximum
Disclosure of classes of share capital [line items]
Remaining maturity																					9 months
Interest rate swap contract | Long term charter parties
Disclosure of classes of share capital [line items]
Notional Value																				$ 237,200,000		$ 237,200,000
Number of interest rate swaps entered into | contract																				6
Cap options
Disclosure of classes of share capital [line items]
Notional Value												$ 200,000,000									$ 200,000,000
Financial instruments designated as hedging instruments, at fair value																					2,000
Change recognized in OCI																					605,000
Number of forward cap contracts entered into | contract												2
Strike rate												3.25%
Commodity swap
Disclosure of classes of share capital [line items]
Notional Value																				$ 25,800,000	140,100,000	25,800,000
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional Value																										$ 200,000,000	$ 220,000,000
Senior Secured Loans | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional Value																					39,513,000
Change recognized in OCI																					1,902,000
Underlying Facility, March 28, 2025 Maturity | Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value																		$ 173,600,000
Underlying Facility, March 28, 2025 Maturity | Interest rate swap contract | Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value																					63,490,000
Change recognized in OCI																					2,968,000
Underlying Facility, September 28, 2025 Maturity | Cap Corpus Christi And Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value								$ 173,600,000
Underlying Facility, September 28, 2025 Maturity | Interest rate swap contract | Cap Corpus Christi And Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value																					66,817,000
Change recognized in OCI																					1,614,000
Secured vessels Revolving loan due 2026
Disclosure of classes of share capital [line items]
Notional Value																				$ 713,000,000	713,000,000.0	$ 713,000,000			$ 713,000,000
Secured vessels Revolving loan due 2026 | Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional Value																					237,222,000
Change recognized in OCI																					$ 4,665,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																				220,024,713	220,024,713	220,024,713	220,024,713	220,024,713
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																				18,346,732	18,346,732	18,346,732	4,946,216	1,237,901
Share premium | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend payables (in dollars per share) | $ / shares	$ 0.03